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                                                               [LOGO of MetLife]

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri 63128

May 1, 2014

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   General American Life Insurance Company
           General American Separate Account Two
           File Nos. 002-39272/811-02162
           Rule 497(j) Certification
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Commissioners:

On behalf of General American Life Insurance Company (the "Company") and General American Separate Account Two (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 28, 2014 and Statement of Additional Information dated April 28, 2014 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 61 for the Account filed electronically with the Commission on April 22, 2014.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company